787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 7, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Investment Trust Post-Effective Amendment No. 12 to Registration Statement on Form N-1A Securities Act File No. 333-206784 Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectus for Legg Mason Emerging Markets Diversified Core ETF, Legg Mason US Diversified Core ETF, Legg Mason International Low Volatility High Dividend ETF and Legg Mason Low Volatility High Dividend ETF, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A on February 17, 2017. That Post-Effective Amendment became effective on March 1, 2017, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Angela N. Velez, Legg Mason & Co., LLC Juliet Y. Mun, Willkie Farr & Gallagher LLP

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